Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses
Prepaid hosting fees and software licenses	$ 2,822	$ 3,745
Prepaid rent	222	330
Prepaid insurance	832	1,252
Advance payments to the Group's partners for online payment services	119	226
Prepaid insurance and other goods and services	$ 72	$ 350